Fair values - Summary for the fair value of the level 3 hierarchy, possible alternative assumptions of significant unobservable inputs (Details) - Level 3 - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Discount rate | Contingent consideration
Fair values
Increase in input	1.50%	1.50%
Decrease in input	1.50%	1.50%
Increase (decrease) in net result due to increase in input	€ (11)	€ (121)
Increase (decrease) in net result due to decrease in input	€ 11	€ 131
Discount rate | Long-term investments
Fair values
Increase in input	1.50%	1.50%
Decrease in input	1.50%	1.50%
Increase (decrease) in net result due to increase in input	€ (4,118)	€ (3,282)
Increase (decrease) in net result due to decrease in input	€ 6,279	€ 4,975
Commercialization success rate | Contingent consideration
Fair values
Increase in input	10.00%	10.00%
Decrease in input	10.00%	10.00%
Increase (decrease) in net result due to increase in input	€ 109	€ 768
Increase (decrease) in net result due to decrease in input	€ (109)	€ (355)